Note 3 - Advances for Vessels under Construction (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Advances For Vessels Under Construction [Abstract]
Advance for Vessel Acquisition	$ 22,428,693	$ 15,687,490